Consolidated Statements of Income and Comprehensive Income - FY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Gross written premiums	$ 177,009	$ 158,523	$ 125,267
Ceded written premiums	(92,991)	(97,012)	(80,870)
Net written premiums	84,018	61,511	44,397
Change in unearned premiums	(9,696)	(2,515)	725
Net earned premiums	74,322	58,996	45,122
Net investment income	5,643	4,070	3,344
Net investment gains (losses):
Net realized investment gains, excluding other-than-temporary impairment losses	59	323	8
Other-than-temporary impairment losses	0	(122)	0
Net investment gains	59	201	8
Other income	572	409	10
Total revenues	80,596	63,676	48,484
Expenses:
Losses and loss adjustment expenses	42,238	41,108	28,890
Underwriting, acquisition and insurance expenses	2,809	1,451	6,894
Other expenses	1,992	1,644	597
Total expenses	47,039	44,203	36,381
Income before income taxes	33,557	19,473	12,103
Income tax expense (benefit)	11,284	6,500	(164)
Net income	22,273	12,973	12,267
Other comprehensive income (loss):
Unrealized gains (losses), net of taxes of $(841) in 2015, $1,572 in 2014 and $1,677 in 2013	(1,563)	2,921	(3,115)
Total comprehensive income	20,710	15,894	9,152
Class A Common Stock [Member]
Expenses:
Net income	0	0	0
Other comprehensive income (loss):
Unrealized gains (losses), net of taxes of $(841) in 2015, $1,572 in 2014 and $1,677 in 2013	$ 0	$ 0	$ 0
Earnings per share:
Basic (in dollars per share)	$ 1.53	$ 0.94	$ 0.89
Diluted (in dollars per share)	$ 1.53	$ 0.94	$ 0.89
Weighted-average common shares outstanding:
Basic (in shares)	13,796,327	13,787,365	13,788,536
Diluted (in shares)	13,796,327	13,787,365	13,788,536
Class B Common Stock [Member]
Expenses:
Net income	$ 0	$ 0	$ 0
Other comprehensive income (loss):
Unrealized gains (losses), net of taxes of $(841) in 2015, $1,572 in 2014 and $1,677 in 2013	$ 0	$ 0	$ 0
Earnings per share:
Basic (in dollars per share)	$ 0.84	$ 0	$ 0
Diluted (in dollars per share)	$ 0.81	$ 0	$ 0
Weighted-average common shares outstanding:
Basic (in shares)	1,413,142	1,188,370	962,739
Diluted (in shares)	1,451,691	1,300,244	1,069,167